Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 80	$ 79	$ 153		$ 316
Utilized discount rate					11.00%
Increase in hypothetical basis point in discount rate					0.25
Decrease in hypothetical basis point in long-term growth rate					0.50
Goodwill long-term growth rate					3.50%
Goodwill	$ 3,680		$ 3,638		$ 3,679
Health Solutions
Finite Lived Intangible Assets [Line Items]
Impairment of goodwill					$ 174
Maximum percentage reporting units exceeded carrying values					1.00%
Goodwill					$ 3,075
Wealth Solutions
Finite Lived Intangible Assets [Line Items]
Maximum percentage reporting units exceeded carrying values					6.00%
Goodwill					$ 127
Cloud Services
Finite Lived Intangible Assets [Line Items]
Impairment of goodwill					$ 36
Maximum percentage reporting units exceeded carrying values					1.00%
Goodwill					$ 404
Professional Services
Finite Lived Intangible Assets [Line Items]
Maximum percentage reporting units exceeded carrying values					29.00%
Goodwill					$ 73
Alight Holdings
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets				$ 100		$ 200